INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Balance at beginning of the period	$ 76,704,869
Additions from business combination	96,818,958
Balance at end of the period	174,412,251
Gross carrying amount
Intangible assets
Balance at beginning of the period	94,229,557	$ 78,019,203
Additions	6,074,614	2,771,512
Foreign currency translation	5,063	5,117,303
Balance at end of the period	197,128,192	85,908,018
HB4 and breeding program
Intangible assets
Balance at beginning of the period	29,802,534
Balance at end of the period	30,741,521
HB4 and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the period	31,371,088	27,611,142
Additions	1,738,631	1,840,320
Balance at end of the period	33,109,719	29,451,462
Integrated products
Intangible assets
Balance at beginning of the period	3,137,158
Balance at end of the period	3,122,724
Integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,181,155	2,558,220
Foreign currency translation	8,296	290,765
Balance at end of the period	3,189,451	2,848,985
Microbiology product
Intangible assets
Balance at beginning of the period	5,792,348
Additions from business combination	39,613,280
Balance at end of the period	49,277,287
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	8,855,421	6,037,680
Additions	4,187,908	584,924
Foreign currency translation	(2,279)	648,526
Balance at end of the period	52,654,330	7,271,130
Trademarks and patents
Intangible assets
Balance at beginning of the period	8,267,041
Additions from business combination	55,420,441
Balance at end of the period	61,600,862
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	12,183,045	9,824,171
Additions	49,783
Foreign currency translation		1,129,486
Balance at end of the period	67,653,269	10,953,657
Software
Intangible assets
Balance at beginning of the period	2,167,985
Balance at end of the period	1,980,198
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,176,373	3,784,593
Additions	98,292	346,268
Foreign currency translation	(954)	508,279
Balance at end of the period	5,273,711	4,639,140
Customer loyalty
Intangible assets
Balance at beginning of the period	22,537,803
Additions from business combination	1,785,237
Balance at end of the period	22,689,659
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	28,462,475	23,203,397
Foreign currency translation		2,540,247
Balance at end of the period	30,247,712	25,743,644
GLA/ARA safflower | Gross carrying amount
Intangible assets
Balance at beginning of the period		5,000,000
Balance at end of the period		$ 5,000,000
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	$ 5,000,000